Land Use Rights, Net (Tables)	12 Months Ended
May 31, 2020
Text Block [Abstract]
Land Use Rights, Net
Land use rights, net, consisted of the following:

	As of May 31,
	2018	2019	2020
	US$	US$	US$
Land use rights	5,315	7,955	7,696
Less: accumulated amortization	(1,417)	(1,680)	(1,842)
Exchange differences	(113)	130	183

Land use rights, net	3,785	6,405	6,037